Earnings per ordinary share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Net earnings attributable to owners of Rio Tinto	$ 9,966	$ 11,552	$ 10,058
Weighted average number of shares (in shares)	1,624.0	1,623.1	1,621.4
Basic earnings per ordinary share (in usd per share)	$ 6.137	$ 7.117	$ 6.203
Diluted earnings per share
Effect of dilutive securities shares (in shares)	14.0	10.3	10.1
Net earnings attributable to owners of Rio Tinto	$ 9,966	$ 11,552	$ 10,058
Weighted average number of shares (in shares)	1,638.0	1,633.4	1,631.5
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto (in usd per share)	$ 6.084	$ 7.072	$ 6.165
Cross holdings of shares (in shares)	0.0	0.0	0.0
– Rio Tinto plc
Basic earnings per share
Weighted average number of shares (in shares)	1,253.0	1,252.1	1,250.5
– Rio Tinto Limited
Basic earnings per share
Weighted average number of shares (in shares)	371.0	371.0	370.9